Goodwill - Additional Information (Detail) - USD ($)		12 Months Ended
	May. 01, 2014	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Goodwill impairment charge	$ 0
Accumulated goodwill impairment		$ 11,300,000,000	$ 6,200,000,000
Phone Hardware
Goodwill [Line Items]
Goodwill impairment charge		$ 5,100,000,000